COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 16 – COMMITMENTS AND CONTINGENCIES

■ Contingencies

During the ordinary course of business, the Company may become subject to legal proceedings, claims and litigation. Such matters are subject to many uncertainties and outcomes are not predictable with assurance. If the Company determines that it is probable that a loss has been incurred and the amount is reasonably estimable, the Company will record a liability.

In July 2024, the Company received a labor arbitration claim and $24,649 (RMB172,980) was restricted due to the arbitration claim by the court. In accordance with PRC law, the claim is currently being considered by a court of first instance. It is in the early stage and difficult to predict the eventual outcomes of pending actions, the Company denies liability and intends to defend the litigations vigorously.

As of September 30, 2024, the Company had no other outstanding lawsuits or claims except for the proceeding as disclosed.